Stockholder's Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		60 Months Ended
	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2013
Schedule Of Stockholders Equity [Line Items]
Total consolidated assets	$ 500		$ 500
higher risk weight	150.00%
Common equity Tier 1 capital to risk-weighted assets	2.50%
Liquidation amount	114.2
Reduction in liquidation account	44.1
Reserve for dividend payment	35.5		35.5
Percentage of Loans or advances	10.00%
Funds available for loans or advances by the Bank to the Company	$ 23.6		$ 23.6
Repurchase of shares during the period	287,652	414,000	1,691,580
Average price of shares	$ 14.68		$ 10.89
Shares authorized for repurchase	904,224		904,224
Percentage of shares authorized for repurchase	31.80%		31.80%
Minimum [Member]
Schedule Of Stockholders Equity [Line Items]
Minimum capital requirement of risk-weighted assets	4.50%		4.50%
Increases in minimum Tier 1 capital to risk-based assets requirement	4.00%		4.00%
Maximum [Member]
Schedule Of Stockholders Equity [Line Items]
Increases in minimum Tier 1 capital to risk-based assets requirement	6.00%		6.00%